CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands		Total equity (deficit) attributable to shareholders of the Company Adjusted balance CNY (¥)	Total equity (deficit) attributable to shareholders of the Company CNY (¥)	Ordinary shares Class A Ordinary shares with liquidation preference CNY (¥) shares	Ordinary shares Class A ordinary shares Adjusted balance CNY (¥) shares	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares Adjusted balance CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Additional paid-in capital Adjusted balance CNY (¥)	Additional paid-in capital CNY (¥)	Retained earnings (Accumulated Deficit) Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	Retained earnings (Accumulated Deficit) Adjusted balance CNY (¥)	Retained earnings (Accumulated Deficit) CNY (¥)	Accumulated other comprehensive income (loss) Adjusted balance CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interests Adjusted balance CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	Adjusted balance CNY (¥)	CNY (¥) shares		USD ($) shares
Balances at the beginning at Dec. 31, 2020			¥ (306,169)	¥ 43		¥ 74		¥ 56					¥ (306,342)				¥ (9,427)				¥ (315,596)
Balances at the beginning (in shares) at Dec. 31, 2020 | shares				60,912,400		97,909,001		73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			145,054										145,054				(5,384)				139,670
Other comprehensive income (loss)			(8,947)												¥ (8,947)						(8,947)
Total comprehensive income (loss)			136,107										145,054		(8,947)		(5,384)				130,723
Accretion to the redemption value of redeemable Class A ordinary shares			(15,115)										(15,115)								(15,115)	[1]
Reclassification of Class A ordinary shares with liquidation preference upon termination of preference rights	[2]			¥ (43)		¥ 43
Reclassification of Class A ordinary shares with liquidation preference upon termination of preference rights (in shares) | shares	[2]			(60,912,400)		60,912,400
Reclassification of redeemable Class A ordinary shares upon termination of preference rights	[3]		896,508			¥ 107				¥ 896,401											896,508
Reclassification of redeemable Class A ordinary shares upon termination of preference rights (in shares) | shares	[3]					153,290,800
Shares repurchase			(111,260)			¥ (6)				(111,254)											(111,260)
Shares repurchase (in shares) | shares						(8,822,664)
Distribution to shareholders			(20,645)							(20,645)											(20,645)
Balances at the end at Dec. 31, 2021			579,426			¥ 218		¥ 56		764,502			(176,403)		(8,947)		(14,811)				564,615
Balances at the end (in shares) at Dec. 31, 2021 | shares						303,289,537		73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			98,099										98,099				(2,017)				96,082
Other comprehensive income (loss)			(1,918)												(1,918)						(1,918)
Total comprehensive income (loss)			96,181										98,099		(1,918)		(2,017)				94,164
Acquisition of non-controlling interest			(7,279)							(7,279)							6,929				(350)
Initial public offering ("IPO") proceeds net of listing expenses			365,784			¥ 11				365,773											365,784
Initial public offering ("IPO") proceeds net of listing expenses (in shares) | shares						16,387,500
Share-based compensation			163,193							163,193											163,193
Balances at the end at Dec. 31, 2022		¥ 1,196,277	1,197,305		¥ 229	¥ 229	¥ 56	¥ 56	¥ 1,286,189	1,286,189	¥ (1,028)	¥ (79,332)	(78,304)	¥ (10,865)	(10,865)	¥ (9,899)	(9,899)			¥ 1,186,378	1,187,406
Balances at the end (in shares) at Dec. 31, 2022 | shares					319,677,037	319,677,037	73,680,917	73,680,917										319,677,037	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			737,137										737,137				1,920				739,057		$ 104,094
Other comprehensive income (loss)			15,634												15,634						15,634		2,202
Total comprehensive income (loss)			752,771										737,137		15,634		1,920				754,691		$ 106,296
Exercise of stock options			105,621			¥ 15				105,606											¥ 105,621
Exercise of stock options (in shares) | shares						19,427,760															19,427,760		19,427,760
Retirement of shares (in shares) | shares						(5)
Distribution to shareholders			(150,579)										(150,579)								¥ (150,579)
Share-based compensation			163,978							163,978											163,978
Balances at the end at Dec. 31, 2023			¥ 2,068,068			¥ 244		¥ 56		¥ 1,555,773			¥ 507,226		¥ 4,769		¥ (7,979)				¥ 2,060,089		$ 290,157
Balances at the end (in shares) at Dec. 31, 2023 | shares						339,104,792		73,680,917										340,316,306	73,680,917

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 13)
[2]	Represent Series A shares of Atour Shanghai prior to Restructuring (see Note 13)
[3]	Represent Series B and C shares of Atour Shanghai prior to Restructuring (see Note 13)